Company Financial Statements - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	$ 4,476,535	¥ 29,209,388	¥ 1,946,931
Restricted cash	357,417	2,332,145	460,812
Short-term deposits	150,176	979,897	0
Prepayments and other current assets	245,714	1,603,286	1,083,307
Derivative assets	16,120	105,183	0
Total current assets	6,081,117	39,679,278	4,960,650
Non-current assets
Total non-current assets	770,499	5,027,501	4,290,715
Total assets	6,851,616	44,706,779	9,251,365
Current liabilities
Accurals and other liabilities	345,773	2,256,165	1,755,995
Total current liabilities	1,201,114	7,837,263	3,297,691
Non-current liabilities
Derivative liabilities	0	0	897,091
Total non-current liabilities	373,902	2,439,707	3,090,626
Total liabilities	1,575,016	10,276,970	6,388,317
MEZZANINE EQUITY
Total mezzanine equity	0	0	9,693,478
SHAREHOLDERS' (DEFICIT) EQUITY
Additional paid-in capital	7,123,757	46,482,512	0
Accumulated deficit	(1,735,237)	(11,322,423)	(6,824,503)
Accumulated other comprehensive loss	(111,936)	(730,381)	(5,948)
Total shareholders' (deficit) equity	5,276,600	34,429,809	(6,830,430)	¥ (2,185,225)	¥ (39,800)
Total liabilities, mezzanine equity and shareholders' (deficit) equity	6,851,616	44,706,779	9,251,365
Series A Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares	0	0	597,559
Series A-1 Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares	0	0	559,654
Series A-2 Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares	0	0	121,257
Series B Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares	0	0	2,562,098
Series B-1 Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares	0	0	3,080,443
Series B-2 Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares	0	0	952,068
Series C Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares	0	0	1,820,399
Common Class A [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	10	63	2
Common Class B [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	4	26	19
Common Class C [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	2	12	0
Parent [Member]
Current assets
Cash and cash equivalents	3,794,726	24,760,588	269,169
Restricted cash	17,520	114,321
Short-term deposits	150,176	979,897
Prepayments and other current assets	1,982	12,931
Derivative assets	16,120	105,183
Total current assets	3,980,524	25,972,920	269,169
Non-current assets
Investments in subsidiaries and VIEs	1,298,286	8,471,310	3,490,970
Total non-current assets	1,298,286	8,471,310	3,490,970
Total assets	5,278,810	34,444,230	3,760,139
Current liabilities
Accurals and other liabilities	2,210	14,421
Total current liabilities	2,210	14,421
Non-current liabilities
Derivative liabilities			897,091
Total non-current liabilities			897,091
Total liabilities	2,210	14,421	897,091
MEZZANINE EQUITY
Total mezzanine equity			9,693,478
SHAREHOLDERS' (DEFICIT) EQUITY
Additional paid-in capital	7,123,757	46,482,512
Accumulated deficit	(1,735,237)	(11,322,423)	(6,824,503)
Accumulated other comprehensive loss	(111,936)	(730,381)	(5,948)
Total shareholders' (deficit) equity	5,276,600	34,429,809	(6,830,430)
Total liabilities, mezzanine equity and shareholders' (deficit) equity	5,278,810	34,444,230	3,760,139
Parent [Member] | Series A Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares			597,559
Parent [Member] | Series A-1 Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares			559,654
Parent [Member] | Series A-2 Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares			121,257
Parent [Member] | Series B Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares			2,562,098
Parent [Member] | Series B-1 Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares			3,080,443
Parent [Member] | Series B-2 Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares			952,068
Parent [Member] | Series C Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares			1,820,399
Parent [Member] | Common Class A [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	10	63	2
Parent [Member] | Common Class B [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	4	26	¥ 19
Parent [Member] | Common Class C [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	$ 2	¥ 12